UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

NOVEMBER 30, 2011 Semiannual Report to Shareholders

DWS Strategic High Yield Tax-Free Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Cash Flows
36 Statement of Changes in Net Assets
37 Financial Highlights
42 Notes to Financial Statements
53 Investment Management Agreement Approval
57 Summary of Management Fee Evaluation by Independent Fee Consultant
61 Account Management Resources
62 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2011
Average Annual Total Returns as of 11/30/11
Unadjusted for Sales Charge	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	4.23%	5.12%	12.24%	3.48%	4.81%
Class B	3.84%	4.33%	11.40%	2.69%	4.00%
Class C	3.85%	4.33%	11.44%	2.71%	4.02%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	1.37%	2.22%	11.20%	2.91%	4.52%
Class B (max 4.00% CDSC)	-0.16%	1.33%	10.86%	2.52%	4.00%
Class C (max 1.00% CDSC)	2.85%	4.33%	11.44%	2.71%	4.02%
No Sales Charges						Life of Institutional Class*
Class S	4.36%	5.38%	12.54%	3.74%	4.99%	N/A
Institutional Class	4.46%	5.50%	12.59%	3.78%	N/A	4.80%
Barclays Capital Municipal Bond Index+	4.40%	6.53%	8.41%	4.75%	5.08%	4.81%

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.
Average Annual Total Returns as of 9/30/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	1.56%	7.87%	3.71%	4.76%
Class B	0.80%	7.04%	2.92%	3.95%
Class C	0.89%	7.07%	2.94%	3.97%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-1.23%	6.87%	3.13%	4.47%
Class B (max 4.00% CDSC)	-2.09%	6.45%	2.75%	3.95%
Class C (max 1.00% CDSC)	0.89%	7.07%	2.94%	3.97%
No Sales Charges					Life of Institutional Class*
Class S	1.82%	8.10%	3.95%	4.94%	N/A
Institutional Class	1.85%	8.16%	4.00%	N/A	4.85%
Barclays Capital Municipal Bond Index+	3.88%	8.08%	5.01%	5.09%	4.88%

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2011 are 1.08%, 1.87%, 1.82%, 0.94% and 0.82% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Strategic High Yield Tax-Free Fund — Class A [] Barclays Capital Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/11	$11.97	$11.97	$11.98	$11.98	$11.99
5/31/11	$11.78	$11.78	$11.79	$11.79	$11.79
Distribution Information: Six Months as of 11/30/11: Income Dividends	$.30	$.26	$.26	$.32	$.32
November Income Dividend	$.0503	$.0428	$.0429	$.0527	$.0527
SEC 30-day Yield++ as of 11/30/11	4.33%	3.70%	3.70%	4.70%	4.70%
Tax Equivalent Yield++ as of 11/30/11	6.66%	5.69%	5.69%	7.23%	7.23%
Current Annualized Distribution Rate++ as of 11/30/11	5.04%	4.29%	4.30%	5.28%	5.27%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2011 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.30%, 3.64%, 3.68%, 4.54% and 4.66% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 5.01%, 4.23%, 4.28%, 5.12% and 5.23% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Morningstar Rankings — High-Yield Municipal Funds Category as of 11/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	108	of	168	64
3-Year	19	of	137	14
5-Year	13	of	119	11
10-Year	14	of	91	15
Class B 1-Year	138	of	168	82
3-Year	47	of	137	34
5-Year	39	of	119	32
10-Year	48	of	91	52
Class C 1-Year	137	of	168	81
3-Year	45	of	137	33
5-Year	38	of	119	32
10-Year	46	of	91	50
Class S 1-Year	94	of	168	56
3-Year	13	of	137	9
5-Year	8	of	119	6
10-Year	4	of	91	4
Institutional Class 1-Year	92	of	168	54
3-Year	12	of	137	9
5-Year	3	of	119	2

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2011 to November 30, 2011).

The tables illustrate your Fund's expenses in two ways:

·Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

· Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment (Including Interest Expense)* for the six months ended November 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,042.30	$1,038.40	$1,038.50	$1,043.60	$1,044.60
Expenses Paid per $1,000**	$5.11	$8.92	$8.92	$3.83	$3.73
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,020.00	$1,016.25	$1,016.25	$1,021.25	$1,021.35
Expenses Paid per $1,000**	$5.05	$8.82	$8.82	$3.79	$3.69

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund	1.00%	1.75%	1.75%	.75%	.73%

Expenses and Value of a $1,000 Investment (Excluding Interest Expense)* for the six months ended November 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,042.30	$1,038.40	$1,038.50	$1,043.60	$1,044.60
Expenses Paid per $1,000**	$4.75	$8.56	$8.56	$3.47	$3.37
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,020.35	$1,016.60	$1,016.60	$1,021.60	$1,021.70
Expenses Paid per $1,000**	$4.70	$8.47	$8.47	$3.44	$3.34

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund	.93%	1.68%	1.68%	.68%	.66%

* Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	11/30/11	5/31/11

Revenue Bonds	84%	85%
General Obligation Bonds	13%	13%
ETM/Prerefunded	1%	1%
Lease Obligations	2%	1%
	100%	100%

Quality	11/30/11	5/31/11

AAA	3%	5%
AA	12%	11%
A	22%	24%
BBB	35%	31%
BB	3%	5%
B	4%	2%
CCC	1%	2%
Not Rated	20%	20%
	100%	100%

Interest Rate Sensitivity	11/30/11	5/31/11

Effective Maturity	10.0 years	13.9 years
Effective Duration	6.7 years	7.4 years

Effective maturity is the weighted average of the maturity date of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Asset allocation, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio)	11/30/11	5/31/11

Texas	15%	15%
California	9%	9%
Florida	7%	7%
Illinois	6%	5%
New York	6%	4%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of November 30, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.1%
Alabama 0.2%
Mobile, AL, Infirmary Health Systems Special Care Facilities Financing Authority Revenue, Series A, 0.1%***, 2/1/2040, LOC: Bank of Nova Scotia	1,600,000	1,600,000
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,829,640
		3,429,640
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,947,560
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,491,715
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,294,887
Series A, 6.375%, 9/1/2029	5,000,000	5,095,850
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,969,200
		20,799,212
California 9.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,468,300
Series F-1, 5.5%, 4/1/2043	10,000,000	10,684,500
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	10,146,850
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,687,600
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,221,191
5.0%, 9/1/2041	5,000,000	4,988,100
5.5%, 3/1/2040	5,130,000	5,366,596
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,160,800
5.0%, 6/1/2037	10,000,000	10,016,700
5.0%, 11/1/2037	9,145,000	9,160,821
5.0%, 12/1/2037	5,000,000	5,009,000
5.0%, 4/1/2038	2,650,000	2,654,823
5.75%, 4/1/2031	23,360,000	25,724,967
California, State Kindergarten, Series A-3, 0.08%***, 5/1/2034, LOC: State Street Bank & Trust Co. & California State Teacher's Retirement System	8,000,000	8,000,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	10,837,494
Series I-1, 6.375%, 11/1/2034	5,000,000	5,441,400
Kern, CA, Water Bank Authority Revenue, Series A, 0.1%***, 7/1/2028, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	612,777
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,413,150
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,173,246
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 37C, 0.1%***, 5/1/2029, LOC: Union Bank NA	1,000,000	1,000,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,919,792
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,477,280
		159,165,387
Colorado 1.9%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	1,974,780
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,490,165
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	934,630
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	10,033,560
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,017,620
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	6,681,277
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,034,820
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,623,463
Colorado, State Housing & Finance Authority, Single Family Mortgage, "I", Series B3, 0.12%***, 11/1/2021, LOC: Fannie Mae, Freddie Mac	1,075,000	1,075,000
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,495,734
		32,361,049
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	21,092,000
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,066,490
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,257,660
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031*	7,295,000	2,678,359
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010*	2,000,000	646,600
Series B, 144A, Zero Coupon, 9/1/2011*	2,000,000	646,600
Series B, 144A, Zero Coupon, 9/1/2012*	2,000,000	613,000
Series B, 144A, Zero Coupon, 9/1/2013*	2,000,000	587,000
Series B, 144A, Zero Coupon, 9/1/2014*	2,000,000	621,080
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012*	1,000,000	370,000
		30,578,789
Florida 7.3%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	335,000	312,689
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,260,000	5,360,626
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,415,000	1,333,666
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,572,140
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,715,000	1,257,918
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	17,670,000	13,796,206
Florida, Village Community Development District No. 9, Special Assessment Revenue, 7.0%, 5/1/2041	2,000,000	2,118,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,056,786
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	35,640
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	83,161
Series G, 5.125%, 11/15/2022	2,205,000	2,365,634
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	89,101
Series G, 5.125%, 11/15/2023	2,245,000	2,393,394
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	213,842
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029 (a)	6,625,000	8,289,200
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,745,520
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	8,310,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,076,300
Series A-1, 5.5%, 10/1/2041	5,000,000	5,185,500
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (a)	5,000,000	5,156,450
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,848,341
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,001,050
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	953,790
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,571,348
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	8,759,430
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,470,575
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,603,600
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,461,335
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,052,870
5.0%, 8/15/2025	5,000,000	5,222,800
		123,697,512
Georgia 3.5%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,728,170
Appling County, GA, Development Authority, Georgia Power Co., Plant Hatch Project, 0.19%***, 9/1/2041	1,200,000	1,200,000
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,175,642
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	979,269
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC (a)	10,000,000	10,580,500
Series A, 6.25%, 11/1/2034	10,000,000	11,094,900
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	7,620,900
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,619,020
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue::
Series A, 5.0%, 3/15/2019 (a)	10,000,000	10,815,100
Series A, 5.5%, 9/15/2024	2,440,000	2,432,363
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	115,000	115,396
Series Z, ETM, 5.5%, 1/1/2012	30,000	30,137
		58,391,397
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,491,638
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,321,463
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	2,965,440
		14,778,541
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	15,437,100
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,285,400
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,297,414
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,706,325
		31,726,239
Illinois 6.8%
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	10,563,100
Chicago, IL, General Obligation:
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	178,259
Series A, 5.25%, 1/1/2035	4,050,000	4,166,235
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	10,823,872
Series B, 6.0%, 1/1/2041	12,095,000	13,364,007
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	11,010,560
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,097,000
7.25%, 2/15/2045	4,000,000	3,999,360
Illinois, Finance Authority Revenue, Park Place of Elmhurst:
Series D-3, 6.25%, 8/15/2015	1,505,000	1,461,822
Series A, 8.125%, 5/15/2040	8,000,000	7,838,960
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,214,200
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,306,812
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	7,948,155
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	1,000,000	996,750
Series A, 7.75%, 5/15/2030	1,675,000	1,688,299
Series A, 8.0%, 5/15/2040	1,000,000	1,018,340
Series A, 8.0%, 5/15/2046	3,500,000	3,564,190
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,170,598
Series A, 5.875%, 2/15/2038	500,000	447,910
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	7,715,360
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,785,110
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,684,200
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	6,753,432
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,505,265
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.11%***, 8/1/2043, LOC: JPMorgan Chase Bank	1,200,000	1,200,000
		114,501,796
Indiana 0.5%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,729,823
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	818,660
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033*	3,000,000	1,043,760
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	899,480
8.0%, 9/1/2041	4,000,000	4,307,960
		8,799,683
Iowa 0.6%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,024,830
6.0%, 6/1/2039	2,000,000	2,041,580
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,335,282
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,441,350
		10,843,042
Kansas 0.9%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.09%***, 9/1/2019, SPA: Barclays Bank PLC	3,200,000	3,200,000
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	5,032,248
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,204,728
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,435,541
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	2,100,000	2,174,613
		15,047,130
Kentucky 1.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	15,835,950
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC (a)	3,635,000	3,864,732
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	983,760
		20,684,442
Louisiana 2.4%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,252,239
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,016,450
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,437,918
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,266,820
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,719,325
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,095,850
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	13,794,200
		40,582,802
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,307,080
Maryland 2.0%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,209,328
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,357,640
Series B, 5.25%, 12/1/2031	3,400,000	2,210,204
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,253,412
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	5,682,062
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	4,471,217
6.25%, 7/1/2031	2,500,000	2,650,525
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,687,691
6.0%, 1/1/2028	6,100,000	6,308,132
		33,830,211
Massachusetts 3.4%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,302,971
AMT, 8.0%, 9/1/2035	960,000	331,526
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,255,263
Series A, 7.875%, 6/1/2044	1,250,000	1,261,438
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,400,000	2,606,808
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,525,000	3,076,267
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,478,980
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	2,110
Series A-2, 5.5%, 11/15/2046	86,572	52,381
Series A-1, 6.25%, 11/15/2039	1,621,881	1,174,826
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,498,737
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,521,360
Series E-1, 5.125%, 7/1/2038	1,500,000	1,493,460
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	3,195,000	3,198,227
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,257,853
Series E, 5.0%, 7/15/2032	3,250,000	2,891,005
Series E, 5.0%, 7/15/2037	2,750,000	2,371,380
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	370,514
Series F, 5.75%, 7/1/2029	1,480,000	1,480,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,181,654
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	4,790,850
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	3,693,800
		57,291,810
Michigan 2.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,196,925
7.125%, 11/15/2043	1,500,000	1,410,555
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority, Zero Coupon, 7/1/2012	3,150,000	3,089,331
Detroit, MI, Sewer Disposal Revenue, Series D, 0.849%**, 7/1/2032, INS: AGMC	1,595,000	1,081,282
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	846,290
5.5%, 5/15/2036	1,000,000	793,220
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	6,860,000	6,948,906
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,281,125
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,482,979
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	6,076,860
		39,207,473
Minnesota 0.2%
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2031	4,000,000	4,048,720
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,859,975
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	4,292,330
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,066,600
Series A, 6.5%, 9/1/2032	2,620,000	2,808,064
		17,026,969
Missouri 0.9%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,925,480
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	975,450
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series C-3, 6.5%, 5/15/2015	1,925,000	1,925,963
Series A, 8.25%, 5/15/2039	1,000,000	1,040,590
Series A, 8.25%, 5/15/2045	2,850,000	2,960,295
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,260,013
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,417,927
		15,505,718
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,547,070
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,546,975
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,946,600
		7,040,645
Nevada 0.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	4,830,000	5,352,848
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030*	6,000,000	8,400
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,886,650
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,943,180
		12,191,078
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	958,586
Series A, 5.4%, 1/1/2030	550,000	494,791
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	5,907,928
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,761,132
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	615,000	615,350
5.625%, 7/1/2018	1,615,000	1,614,838
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	4,933,750
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,068,560
		21,354,935
New Jersey 3.3%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,012,900
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,124,341
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023, INS: NATL	1,770,000	1,845,968
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,472,375
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	5,807,446
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,318,239
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,525,585
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031 (b)	7,600,000	8,248,584
Series A, 5.5%, 6/15/2041	7,000,000	7,540,820
New Jersey, Tobacco Settlement Financing Corp.:
Series 1-A, 4.75%, 6/1/2034	16,240,000	11,121,802
Series 1-A, 5.0%, 6/1/2029	15,965,000	12,206,360
		56,224,420
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,640,400
New York 3.8%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.11%***, 7/1/2038, LOC: TD Bank NA	3,230,000	3,230,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,975,940
Series A, 5.75%, 11/15/2022	1,500,000	1,593,225
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	4,000,000	4,238,600
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	870,000	905,800
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,005,860
New York, State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.0%, 3/15/2041	10,000,000	10,511,300
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.14%***, 5/15/2036, LIQ: Fannie Mae	2,700,000	2,700,000
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,073,160
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,017,120
New York City, NY, Industrial Development Agency, Civic Facility Revenue, NY Psychotherapy & Counseling Center, 0.12%***, 6/1/2038, LOC: JPMorgan Chase Bank	2,845,000	2,845,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,268,875
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	2,588,820
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,474,605
New York, NY, General Obligation:
Series A-4, 0.17%***, 8/1/2038, LOC: KBC Bank NV	10,500,000	10,500,000
Series B2, 0.18%***, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,500,000	2,500,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	894,450
		64,322,755
North Carolina 0.3%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,491,224
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,045,640
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,269,350
		4,806,214
Ohio 0.5%
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,100,000	2,110,752
6.625%, 1/1/2046	2,500,000	2,552,775
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	2,993,610
		7,657,137
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,747,845
Oregon 0.7%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 5.0%, 6/15/2023, INS: AGMC (a)	10,420,000	11,738,859
Pennsylvania 2.7%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,063,248
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,002,340
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,026,224
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,517,290
Series A, 5.5%, 8/15/2035	6,500,000	6,486,610
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	1,000,000	1,040,180
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,580,550
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	707,518
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,288,733
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,136,295
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	2,945,250
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,497,600
		46,291,838
Puerto Rico 5.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	26,717,942
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	7,490,952
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	10,887,500
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,440,490
Series TT, 5.0%, 7/1/2037	4,000,000	3,917,800
Series XX, 5.25%, 7/1/2040	6,665,000	6,689,794
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	5,689,550
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,712,813
Series A, 5.75%, 8/1/2037	2,130,000	2,259,099
Series A, 6.5%, 8/1/2044	10,000,000	11,315,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	9,055,300
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	5,525,050
		99,701,790
South Carolina 0.8%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,500,600
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	900,000	865,530
Series A, 7.75%, 11/1/2039	4,917,000	4,174,385
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,960,990
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,664,959
		14,166,464
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,047,400
Series B, 5.5%, 7/1/2035	5,000,000	5,162,650
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,025,460
		9,235,510
Tennessee 3.1%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,548,900
5.0%, 12/15/2018	2,160,000	2,181,838
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,195,930
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,117,840
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	18,507,624
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,802,693
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,312,650
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,084,421
Series A, 5.25%, 9/1/2018	8,000,000	8,054,480
		52,806,376
Texas 12.6%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,027,815
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,051,550
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	4,910,000	2,722,251
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,141,840
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,789,840
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,290,530
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	1,818,670
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,499,060
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,557,250
Zero Coupon, 1/1/2032	3,500,000	945,175
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	5,455,000	5,500,222
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	1,975,400
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,034,552
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,331,699
Series A, 7.5%, 8/15/2041	1,785,000	1,861,987
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	15,975,000	16,190,663
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	10,237,480
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,292,800
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018, GTY: Allied Waste Industries	1,500,000	1,510,860
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,055,730
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	18,120,200
First Tier, 6.0%, 1/1/2043	5,000,000	5,408,700
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,319,099
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	7,009,200
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	988,840
Series A, 8.25%, 11/15/2044	6,000,000	5,962,620
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,774,676
Series A, 5.25%, 11/1/2038	15,000,000	15,779,100
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,125,550
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,208,100
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	12,060,000	12,690,979
Series D, 6.25%, 12/15/2026	16,875,000	17,742,037
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,254,100
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,029,140
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,006,680
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,601,069
7.125%, 11/1/2040	3,580,000	3,731,864
		213,587,328
Utah 0.6%
Utah, State Housing Finance Agency, Single Family Mortgage:
Series B, AMT, 0.13%***, 7/1/2032, LIQ: Barclays Bank	4,000,000	4,000,000
"I", Series C-1, AMT, 0.13%***, 1/1/2033, SPA: Barclays Bank	5,400,000	5,400,000
		9,400,000
Vermont 0.0%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (d)	635,000	636,899
Virginia 1.0%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.16%***, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	5,407,875
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,102,340
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,650,376
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	5,459,000	5,497,322
		17,657,913
Washington 1.9%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,846,264
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016 (a)	2,500,000	3,128,375
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	2,908,848
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,581,750
Series A, 6.125%, 8/15/2037	16,000,000	16,228,640
		31,693,877
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,143,664
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,963,810
6.5%, 10/1/2038	3,000,000	2,882,160
		12,989,634
Wisconsin 1.2%
Milwaukee, WI, General Obligation, Series V8, 0.1%***, 2/1/2025, SPA: State Street Bank & Trust Co.	1,400,000	1,400,000
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,140,450
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,262,653
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,512,825
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,062,270
Wisconsin, State Health & Educational Facilities Authority, Oakwood Village, Series B, 0.11%***, 8/15/2030, LOC: M&I Marshall & Ilsley	1,690,000	1,690,000
		20,068,198
Multi-State 0.2%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,021,865	3,740,134
Total Municipal Bonds and Notes (Cost $1,561,741,079)		1,593,304,891

Municipal Inverse Floating Rate Notes (e) 16.0%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (f)	2,126,587	2,282,806
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (f)	1,935,078	2,077,228
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.223%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
		4,360,034
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	10,991,100
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.76%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (f)	3,026,513	3,240,768
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (f)	3,304,152	3,538,062
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (f)	3,666,834	3,926,419
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.348%, 5/1/2033, Leverage Factor at purchase date: 2 to 1
		10,705,249
Nevada 2.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	8,557,848
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	8,941,649
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	5,774,852
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.261%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (f)	9,150,000	9,483,103
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (f)	9,605,000	9,954,667
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.348%, 2/1/2035, Leverage Factor at purchase date: 2 to 1
		42,712,119
New York 2.3%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,750,095
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.034%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (f)	10,000,000	10,567,800
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.34%, 2/15/2035, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,406,560
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,304,920
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,304,920
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.389%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	10,956,600
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.24%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		38,290,895
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	4,728,359
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	8,063,522
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.499%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		12,791,881
Pennsylvania 2.5%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	24,498,868
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 44.31%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (f)	15,475,000	17,256,283
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.736%, 8/1/2024, Leverage Factor at purchase date: 3 to 1
		41,755,151
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)	14,996,415	16,773,015
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.046%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.3%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	4,110,435
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,780,734
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.928%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034	5,500,000	5,861,405
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.44%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	16,794,150
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.64%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	11,435,700
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.4%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	13,711,500
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.28%, 4/1/2026, Leverage Factor at purchase date: 5 to 1
		56,693,924
Washington 2.1%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	10,868,100
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.4%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	11,142,700
Trust: Washington, State General Obligation, Series 2154, 144A, 22.4%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (f)	10,000,000	11,267,500
Trust: Washington, State General Obligation, Series 2302, 144A, 22.4%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 9.937%, 7/1/2012	3,000,000	3,183,180
		36,461,480
Total Municipal Inverse Floating Rate Notes (Cost $255,918,200)		271,534,848

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,817,659,279)+	110.1	1,864,839,739
Other Assets and Liabilities, Net	(10.1)	(170,759,894)
Net Assets	100.0	1,694,079,845

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	4,910,000	4,910,000	2,722,251
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT	8.0%	9/1/2035	960,000	960,000	331,526
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A*	6.5%	9/1/2031	7,295,000	7,628,882	2,678,359
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2010	2,000,000	1,385,088	646,600
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2011	2,000,000	1,305,909	646,600
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2012	2,000,000	1,228,854	613,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2013	2,000,000	1,154,117	587,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2014	2,000,000	1,081,820	621,080
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	5.7%	9/1/2012	1,000,000	998,477	370,000
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier*	7.375%	1/1/2030	6,000,000	5,798,546	8,400
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A (c)	3.625%	7/1/2033	3,000,000	2,910,069	1,043,760
				29,361,762	10,268,576

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2011.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2011.

+ The cost for federal income tax purposes was $1,814,217,072. At November 30, 2011, net unrealized appreciation for all securities based on tax cost was $50,622,667. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $96,711,879 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,089,212.

(a) At November 30, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.

(b) When-issued security.

(c) Partial interest-paying security. The rate shown represents 50% of the original coupon rate.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	667,124	636,899	0.04

(e) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(f) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

At November 30, 2011, swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
3/2/2012 3/2/2029	20,300,000	1	Fixed — 4.567%	Floating — LIBOR	(5,442,908)	—	(5,442,908)
3/12/2012 3/10/2031	20,500,000	1	Fixed — 4.559%	Floating — LIBOR	(5,827,610)	—	(5,827,610)
4/27/2012 4/27/2031	15,700,000	2	Fixed — 4.352%	Floating — LIBOR	(3,911,579)	—	(3,911,579)
4/30/2012 4/28/2031	15,700,000	1	Fixed — 4.31%	Floating — LIBOR	(3,806,856)	—	(3,806,856)
5/12/2012 5/12/2031	13,250,000	3	Fixed — 4.193%	Floating — LIBOR	(2,963,063)	—	(2,963,063)
8/2/2012 8/2/2031	9,700,000	2	Fixed — 4.03%	Floating — LIBOR	(1,871,212)	—	(1,871,212)
4/30/2012 4/29/2032	5,100,000	1	Fixed — 4.336%	Floating — LIBOR	(1,296,112)	—	(1,296,112)
4/30/2012 4/28/2033	21,400,000	1	Fixed — 4.381%	Floating — LIBOR	(5,747,843)	—	(5,747,843)
10/25/2012 10/25/2033	5,300,000	1	Fixed — 3.09%	Floating — LIBOR	(248,223)	—	(248,223)
Total unrealized depreciation							(31,115,406)

Counterparties: 1 JPMorgan Chase Securities, Inc. 2 Citigroup, Inc. 3 Merrill Lynch & Co., Inc. LIBOR: London Interbank Offered Rate

For information on the Fund's policy and additional disclosures regarding interest rate swap contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (g)	$—	$1,864,839,739	$—	$1,864,839,739
Total	$—	$1,864,839,739	$—	$1,864,839,739
Liabilities
Derivatives (h)	$—	$(31,115,406)	$—	$(31,115,406)
Total	$—	$(31,115,406)	$—	$(31,115,406)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on swap contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2011 (Unaudited)
Assets
Investments in securities, at value (cost $1,817,659,279)	$1,864,839,739
Receivable for investments sold	7,749,254
Receivable for Fund shares sold	3,839,898
Interest receivable	28,719,061
Due from Advisor	83,757
Other assets	99,802
Total assets	1,905,331,511
Liabilities
Cash overdraft	110,012
Payable for investments purchased — when-issued security	8,140,308
Payable for Fund shares redeemed	2,256,438
Payable for floating rate notes issued	166,354,570
Unrealized depreciation on swap contracts	31,115,406
Distributions payable	1,437,536
Accrued management fee	689,464
Other accrued expenses and payables	1,147,932
Total liabilities	211,251,666
Net assets, at value	$1,694,079,845
Net Assets Consist of
Undistributed net investment income	1,460,323
Net unrealized appreciation (depreciation) on: Investments	47,180,460
Swap contracts	(31,115,406)
Accumulated net realized gain (loss)	(60,495,194)
Paid-in capital	1,737,049,662
Net assets, at value	$1,694,079,845

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of November 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($494,159,202 ÷ 41,279,679 outstanding shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.97
Maximum offering price per share (100 ÷ 97.25 of $11.97)	$12.31
Class B Net Asset Value offering and redemption price per share ($8,001,276 ÷ 668,285 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.97
Class C Net Asset Value offering and redemption price per share ($151,334,594 ÷ 12,633,983 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.98
Class S Net Asset Value offering and redemption price per share ($861,285,060 ÷ 71,879,243 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.98
Institutional Class Net Asset Value offering and redemption price per share ($179,299,713 ÷ 14,960,193 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2011 (Unaudited)
Investment Income
Income: Interest	$50,372,018
Expenses: Management fee	4,052,552
Administration fee	816,279
Services to shareholders	1,154,323
Distribution and service fees	1,358,883
Custodian fee	11,428
Professional fees	55,872
Reports to shareholders	55,800
Registration fees	63,827
Trustees' fees and expenses	30,112
Interest expense and fees on floating rate notes issued	556,491
Other	52,396
Total expenses before expense reductions	8,207,963
Expense reductions	(780,405)
Total expenses after expense reductions	7,427,558
Net investment income	42,944,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(5,411,293)
Swap contracts	(855,000)
(6,266,293)
Change in net unrealized appreciation (depreciation) on: Investments	56,749,243
Swap contracts	(25,691,914)
31,057,329
Net gain (loss)	24,791,036
Net increase (decrease) in net assets resulting from operations	$67,735,496

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$67,735,496
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(307,708,525)
Net amortization of premium/ (accretion of discount)	(289,008)
Proceeds from sales and maturities of long-term investments	197,203,673
(Increase) decrease in interest receivable	(2,140,534)
(Increase) decrease in other assets	(54,998)
(Increase) decrease in receivable for investments sold	(7,059,254)
Increase (decrease) in payable for investments purchased — when-issued security	6,153,528
Increase (decrease) in other accrued expenses and payables	(37,978)
Change in net unrealized (appreciation) depreciation on investments	(56,749,243)
Change in net unrealized (appreciation) depreciation on swap contracts	25,691,914
Net realized (gain) loss from investments	5,411,293
Cash provided (used) by operating activities	$(71,843,636)
Cash Flows from Financing Activities
Increase (decrease) in cash overdraft	110,012
Proceeds from shares sold	275,889,219
Payments for shares redeemed	(194,251,375)
Distributions paid (net of reinvestment of distributions)	(9,926,874)
Cash provided (used) by financing activities	71,820,982
Increase (decrease) in cash	(22,654)
Cash at beginning of period	22,654
Cash at end of period	$—
Supplemental Disclosure of Non-Cash Financing Activities
Reinvestment of distributions	$32,505,863
Interest expense and fees on floating rate notes issued	$(556,491)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations: Net investment income	$42,944,460	$87,656,053
Net realized gain (loss)	(6,266,293)	(24,472,710)
Change in net unrealized appreciation (depreciation)	31,057,329	(48,109,768)
Net increase (decrease) in net assets resulting from operations	67,735,496	15,073,575
Distributions to shareholders from: Net investment income: Class A	(11,917,013)	(23,841,800)
Class B	(180,844)	(435,703)
Class C	(3,195,306)	(6,706,335)
Class S	(22,606,714)	(44,814,440)
Institutional Class	(4,419,594)	(7,896,277)
Total distributions	(42,319,471)	(83,694,555)
Fund share transactions: Proceeds from shares sold	273,707,988	571,021,261
Reinvestment of distributions	32,505,863	59,974,975
Payments for shares redeemed	(194,890,351)	(640,862,996)
Net increase (decrease) in net assets from Fund share transactions	111,323,500	(9,866,760)
Increase (decrease) in net assets	136,739,525	(78,487,740)
Net assets at beginning of year	1,557,340,320	1,635,828,060
Net assets at end of year (including undistributed net investment income of $1,460,323 and $835,334, respectively)	$1,694,079,845	$1,557,340,320

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/11 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.78		$12.23	$11.21	$12.46		$12.83	$12.78
Income from investment operations: Net investment income	.30		.61	.62	.64		.59	.59
Net realized and unrealized gain (loss)	.19		(.45)	1.02	(1.25)		(.37)	.05
Total from investment operations	.49		.16	1.64	(.61)		.22	.64
Less distributions from: Net investment income	(.30)		(.61)	(.62)	(.64)		(.59)	(.59)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.30)		(.61)	(.62)	(.64)		(.59)	(.59)
Net asset value, end of period	$11.97		$11.78	$12.23	$11.21		$12.46	$12.83
Total Return (%)a,b	4.23	**	1.37	14.96	(4.48)		1.73	5.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	494		432	464	275		334	196
Ratio of expenses before expense reductions (including interest expense) (%)c	1.03	*	1.08	1.05	1.39		1.60	1.20
Ratio of expenses after expense reductions (including interest expense) (%)c	1.00	*	1.03	1.03	1.31		1.57	1.20
Ratio of expenses after expense reductions (excluding interest expense) (%)	.93	*	.94	.93	.92		.94	.96
Ratio of net investment income (%)	5.18	*	5.35	5.31	6.10		4.67	4.56
Portfolio turnover rate (%)	11	**	30	28	82		70	57
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class B	Six Months Ended 11/30/11 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.78		$12.23	$11.21	$12.46		$12.84	$12.78
Income from investment operations: Net investment income	.26		.52	.53	.56		.49	.49
Net realized and unrealized gain (loss)	.19		(.45)	1.02	(1.25)		(.38)	.06
Total from investment operations	.45		.07	1.55	(.69)		.11	.55
Less distributions from: Net investment income	(.26)		(.52)	(.53)	(.56)		(.49)	(.49)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.26)		(.52)	(.53)	(.56)		(.49)	(.49)
Net asset value, end of period	$11.97		$11.78	$12.23	$11.21		$12.46	$12.84
Total Return (%)a,b	3.84	**	.61	14.10	(5.19)		.88	4.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		9	12	14		28	41
Ratio of expenses before expense reductions (including interest expense) (%)c	1.81	*	1.87	1.82	2.17		2.37	1.97
Ratio of expenses after expense reductions (including interest expense) (%)c	1.75	*	1.78	1.77	2.06		2.32	1.96
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.68	*	1.69	1.67	1.67		1.69	1.73
Ratio of net investment income (%)	4.43	*	4.59	4.57	5.35		3.92	3.79
Portfolio turnover rate (%)	11	**	30	28	82		70	57
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class C	Six Months Ended 11/30/11 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.79		$12.24	$11.22	$12.47		$12.84	$12.78
Income from investment operations: Net investment income	.26		.52	.53	.56		.49	.49
Net realized and unrealized gain (loss)	.19		(.45)	1.02	(1.25)		(.37)	.06
Total from investment operations	.45		.07	1.55	(.69)		.12	.55
Less distributions from: Net investment income	(.26)		(.52)	(.53)	(.56)		(.49)	(.49)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.26)		(.52)	(.53)	(.56)		(.49)	(.49)
Net asset value, end of period	$11.98		$11.79	$12.24	$11.22		$12.47	$12.84
Total Return (%)a,b	3.85	**	.61	14.11	(5.17)		.98	4.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	151		141	154	87		87	57
Ratio of expenses before expense reductions (including interest expense) (%)c	1.78	*	1.82	1.84	2.16		2.31	1.96
Ratio of expenses after expense reductions (including interest expense) (%)c	1.75	*	1.78	1.78	2.06		2.31	1.96
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.68	*	1.69	1.68	1.67		1.68	1.73
Ratio of net investment income (%)	4.43	*	4.60	4.56	5.35		3.93	3.79
Portfolio turnover rate (%)	11	**	30	28	82		70	57
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class S	Six Months Ended 11/30/11 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.79		$12.24	$11.22	$12.47		$12.85	$12.79
Income from investment operations: Net investment income	.32		.64	.65	.67		.62	.62
Net realized and unrealized gain (loss)	.19		(.45)	1.02	(1.25)		(.38)	.06
Total from investment operations	.51		.19	1.67	(.58)		.24	.68
Less distributions from: Net investment income	(.32)		(.64)	(.65)	(.67)		(.62)	(.62)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.32)		(.64)	(.65)	(.67)		(.62)	(.62)
Net asset value, end of period	$11.98		$11.79	$12.24	$11.22		$12.47	$12.85
Total Return (%)a	4.36	**	1.63	15.22	(4.23)		1.90	5.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	861		832	858	645		787	669
Ratio of expenses before expense reductions (including interest expense) (%)b	.89	*	.94	.98	1.30		1.53	1.04
Ratio of expenses after expense reductions (including interest expense) (%)b	.75	*	.78	.78	1.06		1.32	.96
Ratio of expenses after expense reductions (excluding interest expense) (%)	.68	*	.69	.68	.67		.69	.73
Ratio of net investment income (%)	5.43	*	5.60	5.56	6.35		4.92	4.79
Portfolio turnover rate (%)	11	**	30	28	82		70	57
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/11 (Unaudited)		2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.79		$12.24		$11.22		$12.48		$12.85	$12.79
Income from investment operations: Net investment income	.32		.64		.66		.67		.62	.62
Net realized and unrealized gain (loss)	.20		(.45)		1.02		(1.26)		(.37)	.06
Total from investment operations	.52		.19		1.68		(.59)		.25	.68
Less distributions from: Net investment income	(.32)		(.64)		(.66)		(.67)		(.62)	(.62)
Net realized gains	—		—		—		(.00	)***	—	—
Total distributions	(.32)		(.64)		(.66)		(.67)		(.62)	(.62)
Net asset value, end of period	$11.99		$11.79		$12.24		$11.22		$12.48	$12.85
Total Return (%)	4.46	a**	1.66	a	15.33	a	(4.26	)a	2.00	5.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	179		143		147		28		6	3
Ratio of expenses before expense reductions (including interest expense) (%)b	.78	*	.82		.79		1.13		1.32	.92
Ratio of expenses after expense reductions (including interest expense) (%)b	.73	*	.75		.76		1.06		1.32	.92
Ratio of expenses after expense reductions (excluding interest expense) (%)	.66	*	.66		.66		.67		.69	.69
Ratio of net investment income (%)	5.44	*	5.62		5.58		6.35		4.92	4.83
Portfolio turnover rate (%)	11	**	30		28		82		70	57
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic High Yield Tax-Free Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund's financial statements.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2011 was approximately $166,354,570, with a weighted average interest rate of 0.67%.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $34,901,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2012 ($3,607,000), May 31, 2013 ($2,355,000), May 31, 2014 ($2,294,000), May 31, 2015 ($234,000), May 31, 2017 ($3,436,000), May 31, 2018 ($19,507,000) and May 31, 2019 ($3,468,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 381-384 of the Internal Revenue Code.

In addition, from November 1, 2010 through May 31, 2011, the Fund incurred approximately $21,781,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2012.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in swap contracts, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft at the Fund's custodian bank at November 30, 2011.

B. Derivative Instruments

Interest Rate Swap Contracts. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the Fund's securities, the more sensitive the Fund will be to interest rate changes. For the six months ended November 30, 2011, to help mitigate this interest rate risk, the Fund invested in interest rate swap contracts to reduce the duration of the Investment Portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The Fund generally intends, but is not obligated, to terminate its interest rate swaps before the effective date. Payments received or made are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of November 30, 2011 is included in a table following the Fund's Investment Portfolio. For the period ended November 30, 2011, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from approximately $126,650,000 to $126,950,000.

The following table summarizes the value of the Fund's derivative instruments held as of November 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Swap Contracts
Interest Rate Contracts (a)	$(31,115,406)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended November 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts
Interest Rate Contracts (a)	$(855,000)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts
Interest Rate Contracts (a)	$(25,691,914)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

C. Purchases and Sales of Securities

During the six months ended November 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $307,708,525 and $197,203,673, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund's average daily net assets	.565%
Next $200 million of such net assets	.515%
Next $500 million of such net assets	.490%
Over $1 billion of such net assets	.470%

Accordingly, for the six months ended November 30, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

For the period from June 1, 2011 through September 30, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.93%
Class B	1.68%
Class C	1.68%
Class S	.68%
Institutional Class	.68%

In addition, for the period from June 1, 2011 through September 30, 2011, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.66%.

Effective October 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.92%
Class B	1.67%
Class C	1.67%
Class S	.67%
Institutional Class	.67%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2011, the Administration Fee was $816,279, of which $138,411 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$27,156	$27,156
Class B	1,173	1,173
Class C	10,586	10,586
Class S	262,451	262,451
Institutional Class	3,730	3,730
	$305,096	$305,096

In addition, for the six months ended November 30, 2011, the Advisor reimbursed the Fund $362,534 and $34,502 of non-affiliated sub-recordkeeping fees for Class S and Institutional Class shares, respectively.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2011
Class B	$31,143	$4,948
Class C	549,888	93,186
	$581,031	$98,134

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at November 30, 2011	Annualized Effective Rate
Class A	$584,178	$63,343	$200,339	.22%
Class B	10,378	1,421	3,453	.22%
Class C	183,296	13,509	58,174	.23%
	$777,852	$78,273	$261,966

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2011 aggregated $43,197.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2011, the CDSC for Class B and Class C shares aggregated $7,251 and $19,369, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2011, DIDI received $7,538 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,444, of which $11,252 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2011.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,835,333	$105,624,554	16,110,700	$193,018,839
Class B	14,375	172,119	11,371	137,257
Class C	1,900,753	22,752,268	3,601,297	43,367,351
Class S	8,808,334	105,424,108	20,949,342	249,135,026
Institutional Class	3,324,096	39,734,939	7,179,126	85,362,788
		$273,707,988		$571,021,261
Shares issued to shareholders in reinvestment of distributions
Class A	835,611	$10,004,903	1,602,869	$19,088,650
Class B	10,483	125,518	24,060	286,691
Class C	193,538	2,318,094	385,339	4,590,267
Class S	1,314,884	15,759,253	2,512,790	29,939,383
Institutional Class	358,497	4,298,095	509,567	6,069,984
		$32,505,863		$59,974,975
Shares redeemed
Class A	(5,097,232)	$(60,938,419)	(18,989,043)	$(223,572,492)
Class B	(84,498)	(1,010,371)	(283,211)	(3,378,596)
Class C	(1,445,284)	(17,283,357)	(4,624,470)	(54,279,870)
Class S	(8,780,498)	(105,036,883)	(23,044,069)	(272,715,446)
Institutional Class	(885,877)	(10,621,321)	(7,506,226)	(86,916,592)
		$(194,890,351)		$(640,862,996)
Net increase (decrease)
Class A	4,573,712	$54,691,038	(1,275,474)	$(11,465,003)
Class B	(59,640)	(712,734)	(247,780)	(2,954,648)
Class C	649,007	7,787,005	(637,834)	(6,322,252)
Class S	1,342,720	16,146,478	418,063	6,358,963
Institutional Class	2,796,716	33,411,713	182,467	4,516,180
		$111,323,500		$(9,866,760)

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Strategic High Yield Tax-Free Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

· In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

· The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

· The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

· In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

· Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the Fund's performance (Class A shares) was in the 4th quartile, 1st quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DWS the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DWS has made significant changes in its investment processes in recent years in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2010, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	SHYTX	NOTIX
CUSIP Number	23337W-105	23337W-204	23337W-303	23337W-501	23337W-600
Fund Number	152	252	352	2008	512

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
· Social Security number
· Account balances
· Purchase and transaction history
· Bank account information
· Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
· open an account
· give us your contact information
· provide bank account information for ACH or wire transactions
· tell us where to send money
· seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
· sharing for affiliates' everyday business purposes — information about your creditworthiness
· affiliates from using your information to market to you
· sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSHYTFF-3
(R-025438-1 1/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 30, 2012